Fair Value Measurements - Additional Information (Detail)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Interest rate contracts	Nov. 30, 2012 Interest rate contracts Derivatives Designated as Hedging Instruments USD ($)	Nov. 30, 2011 Interest rate contracts Derivatives Designated as Hedging Instruments USD ($)	Nov. 30, 2011 Interest rate contracts Derivatives Designated as Hedging Instruments EUR (€)	Mar. 31, 2010 Interest rate contracts Derivatives Designated as Hedging Instruments USD ($)	Feb. 28, 2010 Interest rate contracts Derivatives Designated as Hedging Instruments USD ($)	Aug. 31, 2011 Forward interest swap Derivatives Designated as Hedging Instruments USD ($)	Nov. 30, 2010 Forward interest swap Derivatives Designated as Hedging Instruments USD ($)
Maturity Date		Nov. 01, 2016
Notional amount of interest rate swap			$ 500,000,000	$ 125,000,000	€ 125,000,000	$ 250,000,000		$ 250,000,000	$ 1,000,000,000
Interest rate swap maturity term			4 years	4 years	4 years	3 years		4 years	3 years
Average variable interest rate			0.57%					0.84%	0.72%
Lower variable interest rate range				0.84%	0.84%
Higher variable interest rate range				1.30%	1.30%
Additional notional amount of interest rate swap									250,000,000
Variable interest rate						1.69%			1.26%
Matured notional amount of interest rate swap							500,000,000
Pre-tax losses from accumulated other comprehensive loss to interest expense expected to be recognized in next twelve months	$ 14,000,000